Stock Compensation Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Option
Employee Stock Options and Stock Awards
Continuous years of service before options begin to vest (in years)	2 years
Minimum continuous years of service before options are completely vested (in years)	P4Y
Maximum contractual term (in years)	P10Y
Stock Options
Outstanding at beginning of period (in shares)	13,919	15,937	19,666
Options issued in connection with the Hewitt acquisition (in shares)		4,545
Granted (in shares)	80	143	1,551
Exercised (in shares)	(4,546)	(6,197)	(4,475)
Forfeited and expired (in shares)	(337)	(509)	(805)
Outstanding at end of period (in shares)	9,116	13,919	15,937
Exercisable at end of period (in shares)	7,833	11,293	9,884
Shares available for grant (in shares)	24,508	22,777	8,257
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 32	$ 33	$ 31
Granted (in dollars per share)	$ 53	$ 38	$ 38
Options issued in connection with the Hewitt acquisition (in dollars per share)		$ 22
Exercised (in dollars per share)	$ 32	$ 27	$ 27
Forfeited and expired (in dollars per share)	$ 36	$ 35	$ 38
Outstanding at end of period (in dollars per share)	$ 32	$ 32	$ 33
Exercisable at end of period (in dollars per share)	$ 30	$ 30	$ 31
Leadership Performance Plan ("LPP") cycle
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)			35.50%
Expected dividend yield (as a percent)			1.30%
Risk-free rate (as a percent)			1.50%
Weighted average expected life (in years)			4.40
Weighted average estimated fair value per share (in dollars per share)			$ 12.19
Stock Options
Granted (in shares)			1,000
Weighted-Average Exercise Price
Granted (in dollars per share)			$ 39
Leadership Performance Plan ("LPP") cycle | Employee Stock Option
Employee Stock Options and Stock Awards
Vesting period (in years)	3 years
Maximum contractual term (in years)	P6Y
Special Stock Plan
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)			34.10%
Expected dividend yield (as a percent)			1.50%
Risk-free rate (as a percent)			2.00%
Weighted average expected life (in years)			5.60
Weighted average estimated fair value per share (in dollars per share)			$ 11.82
All Other Option Plans
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Weighted average volatility (as a percent)	26.10%	28.50%	32.00%
Expected dividend yield (as a percent)	1.30%	1.60%	1.50%
Risk-free rate (as a percent)	2.20%	3.00%	2.60%
Weighted average expected life (in years)	5.5	6.10	6.50
Weighted average estimated fair value per share (in dollars per share)	$ 10.92	$ 10.37	$ 12.34
Incentive compensation plans | Employee Stock Option
Weighted Average assumptions, weighted average expected life and estimated fair value of options
Granted (in dollars per share)	$ 53	$ 38	$ 37
Stock Options
Granted (in shares)	80	143	550
Hewitt Associates, Inc (Hewitt)
Stock Options
Outstanding at end of period (in shares)	1,200
Shares available for grant (in shares)		4,500